Equipment Deposit (Tables)	12 Months Ended
Dec. 31, 2023
Equipment Deposit [Abstract]
Schedule of Equipment Deposit
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Carrying value as at January 1	14,260,847	8,350,000
Addition during the year	15,000,000	10,910,847
Disposal to former group companies	-	(5,000,000)
Provision during the year	(5,000,000)	-
Carrying value as at end of year	24,260,847	14,260,847